Note 11 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Debt [Table Text Block]
			Weighted-	Stated interest
(Dollar amounts in thousands)	Maturity range		average	rate range
Description	from	to	interest rate	from	to	2018	2017
Fixed-rate amortizing	07/01/25	10/01/28	4.06%	4.02%	4.47%	$555	$20,817
Junior subordinated debt	12/21/37	12/21/37	3.83%	3.05%	4.19%	8,248	8,248

Total						$8,803	$29,065

Schedule of Maturities of Long-term Debt [Table Text Block]
(Dollar amounts in thousands)
		Weighted-
Year Ending December 31,	Amount	Average Rate
2019	$154	4.06%
2020	113	4.06%
2021	85	4.06%
2022	63	4.06%
2023	47	4.06%
Beyond 2023	8,341	3.83%

Total	$8,803	3.84%